Note 6 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	January 31, 2013	January 31, 2012
Loss before discontinued operations and non-controlling interest	$(1,100,422)	$(2,928,189)
Statutory income tax rate	34%	34%
Expected in tax recovery at statutory income tax rates	$(374,143)	$(995,584)
Non-deductible expenses	157,142	196,535
Difference in foreign tax rates	19,433	253,546
Change in valuation allowance	197,568	545,503
Income tax recovery	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2013	January 31, 2012
Deferred income tax assets
Federal loss carryforwards	$1,002,407	$824,272
Foreign loss carryforwards	477,224	471,928
Mineral properties	55,134	40,997
	1,534,765	1,337,197
Valuation allowance	(1,534,765)	(1,337,197)
	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
2026	$1,188
2027	14,932
2028	231,644
2029	430,210
2030	378,766
2031	508,891
2032	858,698
2033	523,927
$2,948,256